Income Taxes (Tables)	12 Months Ended
Nov. 30, 2013
Income Taxes
Schedule of provision (benefit) from income taxes
		Year Ended November 30,
		2013	2012	2011
U.K.	Current	$—	$—	$—
U.S.	Current	2,608	1,941	1,604
Other jurisdictions	Current	315	178	40
	Deferred	16,330	(2,517)	1,432
Total		$19,253	$(398)	$3,076

Schedule of components of deferred tax assets and liabilities

	November 30,
	2013	2012
Deferred tax assets:
U.K. net operating loss carryforwards	$14,262	$8,929
U.S. net operating loss carryforwards	4,235	5,263
Other net operating loss carryforwards	2,256	2,131
Timing difference on equity compensation	2,274	4,100
Property, plant and equipment	4,375	4,619
Timing differences on inventory	2,142	2,228
Forward foreign exchange contracts	—	—
Other deferred tax assets	181	102
Less: valuation allowance	(21,056)	(2,131)
Total deferred tax assets	8,669	25,241
Deferred tax liabilities
Forward foreign exchange contracts	(424)	(265)
Intangible assets	(900)	(819)
Net deferred tax assets	$7,345	$24,157

Current	$762	$228
Non-current	$6,583	$23,929

Schedule of application of notional U.K. rate for purposes of reconciliation between the provision for (benefit from) income taxes at the statutory rate and the effective tax rate

	Year Ended November 30,
	2013	2012	2011
Provision (benefit) for income taxes at corporation tax rate	23.0%	24.0%	26.0%
Adjustment in respect of prior years	17.6	(8.4)	1.8
Other nondeductible expenses	3.1	0.1	(0.3)
Research and development tax credits	94.7	(26.2)	(13.6)
Effect of change in U.K. tax rate	(144.6)	6.8	3.3
Tax differentials on foreign income	(9.5)	(3.9)	(2.2)
Other valuation allowances	(975.8)	1.4	2.2
Movement in unrecognized tax benefits	8.2	3.9	(7.1)
Provision (benefit) for income taxes	(983.3)%	(2.3)%	10.1%

Schedule of components of income before income taxes
	Year Ended November 30,
	2013	2012	2011
U.K.	$(18,329)	$7,536	$17,937
U.S.	8,090	6,000	8,726
Malaysia	7,497	5,376	8,702
Other	784	(1,650)	(3,992)
Total	$(1,958)	$17,262	$31,373

Summary of activity related to the Company's gross unrecognized tax benefits

	Year Ended November 30,
	2013	2012
Balance of unrecognized tax benefits at December 1	$4,301	$3,859
Gross increase for tax positions taken during a prior period	—	29
Gross decrease for tax positions taken during a prior period	(106)	(60)
Gross increase for tax positions taken during the current period	872	810
Settlements	(247)	(147)
Reductions as a result of a lapse of the applicable statute of limitations	(1,080)	(190)
Balance of unrecognized tax benefits at November 30	$3,740	$4,301